Defined benefit plans (Detail 8) - yr	Dec. 31, 2022	Dec. 31, 2021
Switzerland | aged 65 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	21.7	21.7
Life expectancy at age 65 for a female member currently	23.5	23.4
Switzerland | aged 45 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	23.4	23.3
Life expectancy at age 65 for a female member currently	25.1	25.0
UK | aged 65 | Mortality table UK
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	23.5	23.4
Life expectancy at age 65 for a female member currently	25.0	24.9
UK | aged 45 | Mortality table UK
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	24.6	24.5
Life expectancy at age 65 for a female member currently	26.4	26.3
United States | aged 65 | Mortality table USA
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	22.0	21.9
Life expectancy at age 65 for a female member currently	23.4	23.3
United States | aged 45 | Mortality table USA
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	23.3	23.3
Life expectancy at age 65 for a female member currently	24.8	24.7
Germany | aged 65 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	20.6	20.5
Life expectancy at age 65 for a female member currently	24.0	23.9
Germany | aged 45 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	23.4	23.2
Life expectancy at age 65 for a female member currently	26.3	26.1
UBS AG | Switzerland | aged 65 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	21.7	21.7
Life expectancy at age 65 for a female member currently	23.5	23.4
UBS AG | Switzerland | aged 45 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	23.4	23.3
Life expectancy at age 65 for a female member currently	25.1	25.0
UBS AG | UK | aged 65 | Mortality table UK
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	23.5	23.4
Life expectancy at age 65 for a female member currently	25.0	24.9
UBS AG | UK | aged 45 | Mortality table UK
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	24.6	24.5
Life expectancy at age 65 for a female member currently	26.4	26.3
UBS AG | United States | aged 65 | Mortality table USA
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	22.0	21.9
Life expectancy at age 65 for a female member currently	23.4	23.3
UBS AG | United States | aged 45 | Mortality table USA
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	23.3	23.3
Life expectancy at age 65 for a female member currently	24.8	24.7
UBS AG | Germany | aged 65 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	20.6	20.5
Life expectancy at age 65 for a female member currently	24.0	23.9
UBS AG | Germany | aged 45 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	23.4	23.2
Life expectancy at age 65 for a female member currently	26.3	26.1